Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Line Items]
Effective tax rate	(0.20%)	(1.30%)	(0.20%)	(3.20%)	(0.19%)	(1.27%)
Valuation allowance					$ 303,287	$ 187,831
Valuation allowance increase (decrease)					115,500	168,000
Unrecognized tax benefits					0	$ 0
United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses					$ 69,700
Minimum | United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expiration date					Mar. 31, 2035
Maximum | United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expiration date					Mar. 31, 2041
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net operating losses					$ 1,181,100
United States [Member]
Income Tax Disclosure [Line Items]
Net operating losses					$ 122,200
Percentage of future taxable income					80.00%
Research and development tax credit carryforwards					$ 19,100
United States [Member] | Minimum
Income Tax Disclosure [Line Items]
Research and development tax credit expiration date					Mar. 31, 2035
United States [Member] | Maximum
Income Tax Disclosure [Line Items]
Research and development tax credit expiration date					Mar. 31, 2041
United Kingdom [Member]
Income Tax Disclosure [Line Items]
Net operating losses					$ 28,600
Other Jurisdictions [Member]
Income Tax Disclosure [Line Items]
Net operating losses					$ 75,800